Commitments and contingency (Details Textual)	12 Months Ended
Jun. 30, 2018 USD ($)
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 20,659,772
Loss Contingency, Accrual, Current	16,184,708
Litigation Settlement, Amount Awarded from Other Party	291,892
Financial Loan Disputes [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party	3,455,962
Bank Loan Disputes [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount Awarded to Other Party	$ 22,074,374